SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) (Stock options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	56.00%	71.00%	82.00%
Risk-free interest rate	1.53%	1.25%	0.66%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	4 years 8 months 12 days	4 years 4 months 24 days	4 years 6 months